Bank borrowings (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Bank borrowings
Outstanding short term loans from banks	$ 12,710,720
Restricted deposits representing fixed guarantee deposits required by bank	14,214,585
Loan and bank facility
Bank borrowings
Outstanding short term loans from banks	12,710,720
Variable rate basis	Benchmark interest rate quoted by the People's Bank of China
Average interest rate for the period (as a percent)	7.11%
Restricted deposits representing fixed guarantee deposits required by bank	$ 14,214,585
Loan and bank facility | Minimum
Bank borrowings
Interest rates on the loans as percentage of benchmark interest rate quoted by the People's Bank of China	105.00%
Loan and bank facility | Maximum
Bank borrowings
Interest rates on the loans as percentage of benchmark interest rate quoted by the People's Bank of China	120.00%